Income Tax: Schedule of Net Deferred Tax Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets- non-current
NOL carryover	$ 52,200	$ 54,000
Less valuation allowance	(52,200)	(54,000)
Deferred tax assets, net of valuation allowance	$ 0	$ 0